UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/02

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 7, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $104046



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                                     VALUE    SHRS or   SH/ PUT/ Inv  Other Voting Authority
NAME OF ISSUER                  Title  CUSIP         (x$1000) PRN AMT   PRN CALL Disc Mgrs  SOLE SharedNone
                                of
                                Class
AES Corp                        com    00130H105             4      1455 SH     Sole       1455
AMR Corp                        com    001765106             1        50 SH     Sole         50
ANC Rental Corp                 com    00181310              1        12 SH     Sole         12
AT&T Corp Wireless Group        com    00209A106             1       244 SH     Sole        244
Alliance Capital Mgmt. Ltd      com    018548107           223      7200 SH     Sole       7200
Allstate Corp                   com    020002101           373     10077 SH     Sole      10077
American International Group    com    026874107          4133     71437 SH     Sole      71437
Amerisource Health              com    03071P102          5605    103195 SH     Sole     103195
Anheuser Busch Cos Inc          com    035229103            10       202 SH     Sole        202
Arbitron Inc                    com    03875Q108             1        29 SH     Sole         29
BB&T Corp                       com    054937107          3386     91525 SH     Sole      91525
Baker Hughes Inc                com    057224107             6       176 SH     Sole        176
Bank of America Corp            com    06050510             50       712 SH     Sole        712
Block H&R Inc.                  com    093671105          6077    151170 SH     Sole     151170
Bridgehampton National Bank     com    108035106          1442     64372 SH     Sole      64372
CMS Energy Corp Com             com    125896100            47      5000 SH     Sole       5000
COSI Inc.                       com    22122P101            39      7000 SH     Sole       7000
CVS Corporation Delaware        com    126650100          3015    120750 SH     Sole     120750
Caliper Technologies            com    130876105             1       326 SH     Sole        326
Cardinal Health Inc             com    14149Y108          5546     93700 SH     Sole      93700
Carmax Group                    com    143130102          3798    212400 SH     Sole     212400
Citigroup Inc                   com    172967101          4191    119091 SH     Sole     119091
Exxon Mobil Corp Com            com    302290101            60      1712 SH     Sole       1712
Gannett Inc.                    com    364730101          6384     88910 SH     Sole      88910
General Electric                com    369604103          3731    153215 SH     Sole     153215
Health Care Reit Inc.           com    42217K106            19       700 SH     Sole        700
Highwoods Properties            com    431284108           228     10300 SH     Sole      10300
Home Depot Inc.                 com    437076102          3589    149400 SH     Sole     149400
Illinois Tool Wks Inc.          com    452308109          6418     98952 SH     Sole      98952
Intel Corp.                     com    458140100            54      3470 SH     Sole       3470
Johnson & Johnson               com    478160104          5203     96869 SH     Sole      96869
KeyCorp                         com    493267108            65      2596 SH     Sole       2596
L-3 Communications Hldgs        com    502424104          3808     84800 SH     Sole      84800
Morgan Stanley, Dean Witter     com    617446448           301      7550 SH     Sole       7550
Northern Trust Corp.            com    66585910             39      1104 SH     Sole       1104
Northrop Corp.                  com    666807102             3        27 SH     Sole         27
Pepsico, Inc.                   com    713448108          2750     65125 SH     Sole      65125
Pfizer Inc.                     com    717081103          5830    190706 SH     Sole     190706
Sabre Hldgs Corp                com    785905100             1        36 SH     Sole         36
Sealed Air Corp.                com    81211K100          4126    110624 SH     Sole     110624
Sears Roebuck & Co.             com    812387108            48      2000 SH     Sole       2000
Solectron Corp                  com    834182107            14      4000 SH     Sole       4000
Staples Inc                     com    855030102          6634    362525 SH     Sole     362525
Target Corp                     com    87612E106          5424    180800 SH     Sole     180800
Tennant Co.                     com    880345103           101      3100 SH     Sole       3100
Vodafone Airtouch PLC Sponsored com    92857T107          2080    114780 SH     Sole     114780
Wal-Mart Stores                 com    931142103          4531     89700 SH     Sole      89700
Walgreen Co.                    com    931422109          4159    142495 SH     Sole     142495
Winston Hotels, Inc.            com    97563A102            62      8000 SH     Sole       8000
Zimmer Holdings Inc             com    98956P102             3        79 SH     Sole         79
Merrill Lynch PFD Capital Trust pfd    59021K205           354     13500 SH     Sole      13500
Morgan Stanley Cap Tr PFD CAP   pfd    61747N109            26      1000 SH     Sole       1000
Sealed Air Corp New             pfd    81211K209            51      1200 SH     Sole       1200

TOTAL                                                   104046


